Post employment benefits - Weighted average assumptions used to determine group's deficit/surplus in main post employment plans (Details)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
United Kingdom
Disclosure of defined benefit plans [line items]
Rate of general increase in salaries	3.70%	3.60%	3.40%
Rate of increase to pensions in payment	2.90%	2.90%	3.10%
Rate of increase to deferred pensions	2.70%	2.60%	2.50%
Discount rate for plan liabilities	5.20%	3.80%	1.90%
United Kingdom | CPI
Disclosure of defined benefit plans [line items]
Inflation	2.70%	2.60%	2.50%
United Kingdom | RPI
Disclosure of defined benefit plans [line items]
Inflation	3.20%	3.10%	3.00%
Ireland
Disclosure of defined benefit plans [line items]
Rate of general increase in salaries	3.90%	3.80%	3.00%
Rate of increase to pensions in payment	2.30%	2.20%	1.70%
Rate of increase to deferred pensions	2.40%	2.30%	1.60%
Discount rate for plan liabilities	3.60%	3.20%	1.00%
Ireland | CPI
Disclosure of defined benefit plans [line items]
Inflation	2.50%	2.40%	1.60%
United States
Disclosure of defined benefit plans [line items]
Rate of general increase in salaries	0.00%	0.00%	0.00%
Rate of increase to pensions in payment	0.00%	0.00%	0.00%
Rate of increase to deferred pensions	0.00%	0.00%	0.00%
Discount rate for plan liabilities	4.90%	4.40%	2.70%
United States | CPI
Disclosure of defined benefit plans [line items]
Inflation	2.20%	2.30%	2.30%